SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (BENEFITS) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current tax expenses	$ 302	$ 452
Tax benefit in respect of prior years	(73)	(126)
Deferred tax income	(139)	(145)
Taxes on income	$ 90	$ 181